Financial instruments - additional disclosures - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum remaining potential payments related to contingent consideration from business combinations	$ 510
Contingent consideration liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Purchases, fair value measurement, liabilities	$ 135	$ 102
Adjustments for changes in assumptions		62
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on loss before taxes	$ 12
Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
Level 3 [member] | Contingent consideration liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Purchases, fair value measurement, liabilities	$ 135	102
Adjustments for changes in assumptions	$ 75	$ 62
Pricing, measurement input [Member] | Long-term financial investments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value due to increase in unobservable input, assets	$ 3
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in other comprehensive income, before tax, assets	$ 3
Significant parameters, measurement input [Member] | Contingent consideration liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of possible increase in unobservable input, liabilities	10.00%
Increase (decrease) in fair value due to possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	$ 34
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	$ 34
Probability of success, measurement input [Member] | Contingent consideration liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of possible increase in unobservable input, liabilities	10.00%
Increase (decrease) in fair value due to possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	$ 32
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	$ 32